Risk Management - Disclosure of functional currency of the operation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instrument which hedge net investments	£ 11,600	£ 12,200
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	41,366	39,381
Borrowings which hedge the net investments	(7,588)	(8,507)
Derivatives which hedge the net investments	(4,013)	(3,733)
Structural currency exposures pre- economic hedges	29,764	27,141
Other Equity instruments	(6,960)	(8,108)
Remaining structural currency exposures	22,805	19,033
Increase in structural currency exposures, net of hedging instruments	3,800
Increase (decrease) in foreign currency net investments	2,000
Decrease in financial instruments which hedge net investments	600
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	27,742	26,199
Borrowings which hedge the net investments	(4,644)	(5,733)
Derivatives which hedge the net investments	(2,229)	(2,168)
Structural currency exposures pre- economic hedges	20,868	18,298
Other Equity instruments	(5,846)	(7,326)
Remaining structural currency exposures	15,023	10,972
Increase (decrease) in foreign currency net investments	1,600
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	9,559	9,521
Borrowings which hedge the net investments	(2,729)	(2,600)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre- economic hedges	6,830	6,921
Other Equity instruments	(265)	(277)
Remaining structural currency exposures	6,565	6,644
Increase (decrease) in foreign currency net investments	(100)
INR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	1,400	1,167
Borrowings which hedge the net investments	0	0
Derivatives which hedge the net investments	(992)	(891)
Structural currency exposures pre- economic hedges	408	276
Other Equity instruments	0	0
Remaining structural currency exposures	408	276
Increase (decrease) in foreign currency net investments	200
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	628	701
Borrowings which hedge the net investments	(215)	(174)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre- economic hedges	413	527
Other Equity instruments	0	0
Remaining structural currency exposures	413	527
Other
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	2,037	1,793
Borrowings which hedge the net investments	0	0
Derivatives which hedge the net investments	(792)	(674)
Structural currency exposures pre- economic hedges	1,245	1,119
Other Equity instruments	(849)	(505)
Remaining structural currency exposures	396	£ 614
Increase (decrease) in foreign currency net investments	£ 300